PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	$ 201,603		¥ 1,043,356		¥ 1,386,123
Less: accumulated depreciation	(82,588)		(587,032)		(567,835)
Less: impairment	(58,646)		(402,998)		(403,221)
Property and equipment, net	60,369		53,326		415,067
Depreciation expenses		¥ 12,017	9,145	¥ 155,225
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	1,745	11,999	8,090	130,724
Sales and marketing expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses			4	138
General and administrative expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	1	9	1,050	11,799
Research and development expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	1	¥ 9	1	¥ 12,564
Optical Fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	1,905		13,100		13,100
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	146,164		928,293		1,004,948
Furniture, fixtures and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	1,486		10,612		10,218
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	2,732		18,769		18,782
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	1,431		10,157		9,842
Building
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	47,228		58,150		324,716
Freehold land
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	$ 657		¥ 4,275		¥ 4,517